Assumptions Used in Determining Benefit Obligation (Detail) - Foreign Plan - Pension Plan	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.50%	2.70%
Rate of compensation increase	3.70%	3.90%
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.80%	0.75%
Rate of compensation increase	2.00%	2.00%